As filed with the Securities and Exchange Commission on February 20, 2020
File Nos. 333-192991 and 811-22922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒
(Check appropriate box or boxes)
Aspiration Funds
(Exact Name of Registrant as Specified in Charter)
4551 Glencoe Avenue, Marina Del Rey, CA 90292
(Address of Principal Executive Offices)
800-683-8529
(Registrant’s Telephone Number, including Area Code)
Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Mark Perlow, Esq. Dechert, LLP One Bush Street, Suite 1600 San Francisco, CA 94104	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

As soon as practicable after the Effective Eate of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-192991and 811-22922

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 16 filed January 28, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 20th day of February, 2020.

ASPIRATION FUNDS

By:	/s/ Andrei Cherny*
Andrei Cherny
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Coby King*	Trustee and Chairman	February 20, 2020
Coby King

/s/ David Kingsdale*	Trustee	February 20, 2020
David Kingsdale

/s/ Charles Daggs*	Trustee	February 20, 2020
Charles Daggs

/s/ Andrei Cherny*	President and Principal Executive Officer	February 20, 2020
Andrei Cherny

/s/ Ashley H. Lanham*	Treasurer and Principal Financial Officer	February 20, 2020
Ashley H. Lanham

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney dated December 10, 2019 as filed January 28, 2020.

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase